Operating Leases	12 Months Ended
Dec. 31, 2019
Leases, Operating [Abstract]
OPERATING LEASES

Notes 14 – OPERATING LEASES

The Company occupies most of its facilities under operating leases. The Company entered into various operating lease agreements for offices and certain of its staff dormitories. The remaining lease term of the Company's leases ranges from approximately 0.1 to 5 years. The estimated effect of lease renewal and termination options, as applicable, was included in the consolidated financial statements in current period.

The Components of lease expense were as follows:

For the year ended December 31,
2019
Operating lease Cost:
Amortization of right-of-use assets	$3,471,796
Interest on lease liabilities	501,918
Total operating lease cost	$3,973,714

Short term operating lease cost	$1,033,398

Supplemental cash flow information related to leases was as follows:

For the year ended December 31,
2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flow from operating leases	$3,558,887

Right-of-use assets obtained in exchange for new lease obligations
Operating leases	$5,496,939

Supplemental balance sheet information related to leases was as follows:

December 31, 2019
Operating lease right-of-use assets	$9,827,114
Operating lease right-of-use asset, related party	172,121
$9,999,235

Operating lease liabilities-current	$3,797,069
Operating lease liability-current, related party	163,995
Operating lease liabilities, non-current	6,068,702
Total operating lease liabilities	$10,029,766

Weighted-average remaining lease term	2.79 years

Weighted-average discount rate	5.22%

The following table summarizes the maturity of our operating lease liabilities as of December 31, 2019:

2020	$4,495,299
2021	2,749,750
2022	1,778,855
2023	890,428
2024	166,791
Thereafter	-
Total	10,081,123
Less imputed interest	51,357
Total lease liabilities	$10,029,766